Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 6 — Fair Value of Financial Instruments

Items Measured at Fair Value on a Recurring Basis

As of March 31, 2021 and December 31, 2020, the Company held certain assets and liabilities that were required to be measured at fair value on a recurring basis.

The following tables are summaries of fair value measurements and hierarchy level as of:

	March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$37,449	$—	$—	$37,449
Equity securities	500	—	—	500
Fixed maturity debt securities, including cash equivalents	—	233,193		233,193
Total Assets:	$37,949	$233,193	$—	$271,142
Liabilities:
Merger warrant liability	16,705	9,962	—	26,667
Earnout shares	—	—	42,438	42,438
Total Liabilities:	$16,705	$9,962	$42,438	$69,105

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$405	$—	$—	$405
Equity securities	375	—	—	375
Fixed maturity debt securities	246	411	—	657
Total Assets:	$1,026	$411	$—	$1,437
Liabilities:
Redeemable convertible preferred stock tranche obligation	$—	$—	$2,832	$2,832
Historic warrants liability	—	—	144	144
Total Liabilities:	$—	$—	$2,976	$2,976

Money market funds consist of highly liquid investments with original maturities of three months or less and classified in restricted cash in the accompanying condensed consolidated balance sheets.

The Company recognizes transfers between the levels as of the actual date of the event or change in circumstances that caused the transfer. There were no transfers between the levels during the three months ended March 31, 2021 and 2020.

The following tables set forth a summary of changes in the estimated fair value of the Company’s Level 3 redeemable convertible preferred stock tranche obligation, historic warrants liability and earnout shares for the three months ended March 31, 2021 and 2020:

	January 1,			Change in	March 31,
	2021	Issuances	Settlements	fair value	2021
Redeemable convertible preferred stock tranche obligation	$2,832	$—	$(2,832)	$—	$—
Historic warrants liability	144	—	(144)	—	—
Earnout shares	—	74,284	—	(31,846)	42,438
Total	$2,976	$74,284	$(2,976)	$(31,846)	$42,438

	January 1,			Change in	March 31,
	2020	Issuances	Settlements	fair value	2020
Redeemable convertible preferred stock tranche obligation	$3,755	$—	$—	$(284)	$3,471
Historic warrants liability	115	—	—	(13)	102
Total	$3,870	$—	$—	$(297)	$3,573

The fair value of the earnout shares was estimated by utilizing a Monte-Carlo simulation model. The inputs into the Monte-Carlo pricing model included significant unobservable inputs. The table below summarizes the significant inputs used when valuing the earnout shares as of:

	March 31, 2021	January 21, 2021
Expected volatility	80.00%	80.00%
Starting stock price	$7.13	$11.31
Expected term (in years)	4.7 years	5 years
Risk-free interest rate	0.87%	0.45%
Earnout hurdle	$12.50–$15.00	$12.50–$15.00

Fair Value of Financial Instruments Not Measured at Fair Value on a Recurring Basis

The carrying amounts of restricted cash, accounts receivable and accounts payable approximate fair value because their respective maturities are less than three months.

Beginning March 10, 2021, the Company entered into a $30,000 floor plan credit facility with Ally Financial. Concurrently, proceeds from the agreement were used to settle outstanding debt obligations on the Company’s preexisting floor plan facility with Automotive Finance Corporation (“AFC”). The carrying value of the Ally Financial floor plan notes payable outstanding as of March 31, 2021 approximates fair value due to its variable interest rate determined to approximate current market rates.

Note 6 — Fair Value of Financial Instruments

Items Measured at Fair Value on a Recurring Basis

As of December 31, 2020 and December 31, 2019, the Company held certain assets and liabilities that were required to be measured at fair value on a recurring basis.

The following tables are summaries of fair value measurements and hierarchy level as of December 31, 2020 and 2019:

	2020
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$405	$—	$—	$405
Equity securities	375	—	—	375
Fixed maturity debt securities	246	411	—	657
Total Assets:	1,026	411	—	1,437

Liabilities:
Redeemable convertible preferred stock tranche obligation	—	—	2,832	2,832
Stock warrants liability	—	—	144	144
Total Liabilities:	$—	$—	$2,976	$2,976

	2019
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$688	$—	$—	$688
Liabilities:
Redeemable convertible preferred stock tranche obligation	—	—	3,755	3,755
Stock warrants liability	—	—	115	115
Total Liabilities:	$—	$—	$3,870	$3,870

Money market funds consist of highly liquid investments with original maturities of three months or less and classified in restricted cash in the accompanying consolidated balance sheets.

The Company recognizes transfers between the levels as of the actual date of the event or change in circumstances that caused the transfer. There were no transfers between the levels during the years ended December 31, 2020 and 2019.

The following tables set forth a summary of changes in the estimated fair value of the Company’s Level 3 redeemable convertible preferred stock tranche obligation and Level 3 stock warrants liability for the years ended December 31, 2020 and 2019:

				Change in
Year-ended December 31, 2020	January 1,	Issuances	Settlements	Fair Value	December 31,
Redeemable convertible preferred stock tranche obligation	$3,755	$—	$—	$(923)	$2,832
Stock warrants liability	115	15	—	14	144
Total	$3,870	$15	$—	$(909)	$2,976

				Change in
Year-ended December 31, 2019	January 1,	Issuances	Settlements	Fair Value	December 31,
Redeemable convertible preferred stock tranche obligation	$3,261	$—	$(902)	$1,396	$3,755
Stock warrants liability	67	72	—	(24)	115
Total	$3,328	$72	$(902)	$1,372	$3,870

The fair value of the obligation to purchase future tranches of Series A Preferred Stock was estimated by utilizing the Black Scholes pricing model. The inputs into the Black Scholes pricing model included significant unobservable inputs. The table below summaries the significant inputs used when valuing the redeemable convertible preferred stock tranche obligation as of December 31, 2020 and 2019:

	2020	2019
Expected volatility	65.00%	45.00%
Expected dividend yield	0.00%	0.00%
Expected term (in years)	4 years	5 years
Risk-free interest rate	0.27%	1.69%
Marketability discount	60.00%	50.00%

Fair Value of Financial Instruments Not Measured at Fair Value on a Recurring Basis

The carrying amounts of restricted cash, accounts receivable, and accounts payable approximate fair value because their respective maturities are less than three months. The carrying value of the floor plan notes payable outstanding as of December 31, 2020 and December 31, 2019 approximates its fair value due to its variable interest rate determined to approximate current market rates. The convertible note payable was issued on December 20, 2019 and was entered into at prevailing interest rates on the date of issuance. Given the proximity of the issuance of the convertible note payable to December 31, 2019, the fair value of the convertible note payable was determined to approximate carrying value as of December 31, 2019.

The fair value of the convertible note is $3,264 versus a carrying value of $3,325 as of December 31, 2020. The difference between the carrying value and the fair value of the Paycheck Protection Program (PPP) loan of $1,749 as of December 31, 2020 is immaterial. The Promissory Note with a carrying value of $2,990 was issued on December 2, 2020 and was entered into at prevailing interest rates on the date of issuance. Given the proximity of the issuance of the Promissory Note payable to December 31, 2020, the fair value of the Promissory Note was determined to approximate carrying value as of December 31, 2020.